Stockholders' Equity Note: Schedule of Warrant Activity (Details) (USD $)	12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Grant (1)	Dec. 31, 2012 Grant (1)	Dec. 31, 2011 Grant (1)	Dec. 31, 2013 Forfeit (1)	Dec. 31, 2012 Forfeit (1)	Dec. 31, 2011 Forfeit (1)	Dec. 31, 2013 Grant (2)	Dec. 31, 2012 Grant (2)	Dec. 31, 2011 Grant (2)	Dec. 31, 2011 Forfeit (2)	Dec. 31, 2013 Grant (3)	Dec. 31, 2012 Grant (3)	Dec. 31, 2011 Grant (3)	Dec. 31, 2013 Grant (4)	Dec. 31, 2012 Grant (4)	Dec. 31, 2013 Grant (5)	Dec. 31, 2012 Grant (5)	Dec. 31, 2013 Grant (6)	Dec. 31, 2012 Grant (6)	Dec. 31, 2013 Grant (7)	Dec. 31, 2012 Grant (7)	Dec. 31, 2013 Grant (8)	Dec. 31, 2012 Grant (8)	Dec. 31, 2013 Grant (9)	Dec. 31, 2013 Grant (10)	Dec. 31, 2013 Grant (11)	Dec. 31, 2013 Grant (12)
Warrants outstanding	25,632,407	19,807,876	16,020,366	11,870,116
Weighted average exercise price, warrants outstanding	$ 1.90	$ 1.63	$ 2.53	$ 2.31
Aggregate intrinsic value, warrants outstanding	$ 48,603,200	$ 32,194,216	$ 33,801,473	$ 27,457,223
Warrants granted					3,600,000	900,000	2,660,000				3,000,000	700,000	1,489,250		2,400,000	660,000	69,000	1,400,000	75,000	1,000,000	2,400,000	200,000	1,415,260	200,000	1,412,500	250,000	146,750	2,300,000	4,292,500	4,029,154	430,902
Weighted average exercise price, warrants granted					$ 2.15	$ 1.16	$ 2.53				$ 0.01	$ 1.33	$ 3.00		$ 2.90	$ 0.01	$ 1.75	$ 0.01	$ 0.10	$ 1.00	$ 1.00	$ 0.01	$ 3.00	$ 2.00	$ 0.01	$ 0.01	$ 1.75	$ 0.01	$ 3.00	$ 6.00	$ 1.75
Warrants forfeited								(9,276,906)	(3,495,000)	(18,000)				(50,000)
Weighted average exercise price, warrants forfeited								$ (2.40)	$ (1.96)	$ 1.00				$ 1.25
Warrants exercised	(8,001,119)	(427,000)
Weighted average exercise price, warrants exercised	$ (1.60)	$ (0.47)
Warrants exercisable	18,582,407
Weighted average exercise price, warrants exercisable	$ 2.23
Aggregate intrinsic value, warrants exercisable	$ 41,512,700